Basis of preparation of consolidated financial statements (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024		Apr. 01, 2023	[1]
Crypto Assets, Activity [Line Items]
Deferred tax assets	¥ 386	¥ 353	[1]	¥ 739
Cryptocurrency
Crypto Assets, Activity [Line Items]
Safeguard liabilities		649,211
Safeguard assets		649,211
Deferred tax assets	88,381	¥ 198,788
Cryptocurrency | Crypto Asset, Other
Crypto Assets, Activity [Line Items]
Safeguard liabilities	288,639
Safeguard assets	¥ 288,639

[1]	The comparative information is restated due to change in accounting policy. See Note 2 (5) “Changes in accounting policies”